EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format Investment Objective and Principal Investment Strategies that mirrors the Investment Objective and Principal Investment Strategies in a supplement filed with the Securities and Exchange Commission on May 31, 2013 (Accession No. 0001193125-13-242075), to the Prospectus dated May 21, 2013, for the db X-trackers Municipal Infrastructure Revenue Bond ETF, a series of DBX ETF Trust.